Schedule H, Part IV, Line 4(i) – Schedule of Assets (Held at End of Year) - Employer ID and Plan Number (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Employer ID No	23-1274455
Plan No	001